Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Impact of non-deductibleand non-taxable items:
Tax inflation effects	6.10%	3.50%	7.30%
Derivatives	(0.70%)	(0.10%)	0.40%
Employee benefits	3.00%	1.80%	1.30%
Other	(2.40%)	1.80%	6.30%
Dividends received from associates Equity	(0.90%)	(0.40%)	(0.80%)
Foreign subsidiaries and other non-deductible items, net	(1.50%)	5.50%	1.50%
Effective tax rate	24.30%	42.10%	46.00%
Mexico [member]
Impact of non-deductibleand non-taxable items:
Effective tax rate	36.00%	37.00%	45.30%
Brazil [member]
Impact of non-deductibleand non-taxable items:
Tax recoveries in Brazil	(9.30%)